Document and Entity Information	0 Months Ended
Sep. 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 05, 2014
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Sep. 05, 2014
Document Effective Date	Sep. 05, 2014
Prospectus Date	Apr. 30, 2014
Investor Class Prospectus | MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCHFX